WARRANT LIABILITIES (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 11, 2022 shares	Oct. 04, 2022 shares	Feb. 03, 2021 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 shares	Sep. 30, 2022 $ / shares shares	Sep. 23, 2022 shares	Sep. 22, 2022 shares	Jul. 22, 2021 shares
Other Liabilities [Line Items]
Number of warrants converted (in shares)									518,750
Term of warrants									5 years
Warrants exchanged (in shares)							84,303	434,445
Warrant exchange ratio							5.40	6.00
Conversion of shares (in shares)			1,000,000
Payment for share exchange | $				$ 3,104
Additional Paid-in Capital
Other Liabilities [Line Items]
Payment for share exchange | $				$ 3,104
Class A Ordinary Shares
Other Liabilities [Line Items]
Number of warrants converted (in shares)					1,702,372	2
Term of warrants					5 years
Conversion of shares (in shares)	15,192	86,890
Private Placement Warrants
Other Liabilities [Line Items]
Warrants outstanding (in shares)									183,333
Public Warrants
Other Liabilities [Line Items]
Warrants outstanding (in shares)									335,417
Warrants exercised (in shares)						2
Exercise price of warrants (in USD per share) | $ / shares						$ 345.00